Income Taxes (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Schedule for significant portions of deferred income tax assets
	As of December 31,
Current deferred tax assets/(liabilities):	2018	2017
State taxes	$345	$336
Capitalized research and development costs	10,327	22,717
Other	187,377	295,265
Net operating loss	5,104,432	3,697,169
Gross deferred tax assets	5,302,481	4,015,487
Valuation allowance	(5,302,481)	(4,015,487)
Total deferred tax assets	$-	$-

Schedule of provision for income taxes on earnings subject to income taxes differs from the statutory Federal rate
	As of December 31,
	2018	2017
Expected income tax benefit at federal statutory tax rate	$(4,030,454)	$(1,082,444)
State income taxes, net of federal benefit	(319,816)	(208,619)
Change in fair value of Warrant	2,869,116	(268,519)
Change in valuation allowance	1,286,995	(344,321)
Stock Compensation	67,966	73,881
Other Perm Difference	127,835	12
Tax Cuts and Jobs Act	-	1,831,610
Provision for Income Taxes	$1,642	$1,600